Leases (Details 3) - CNY (¥) ¥ in Millions	Dec. 31, 2023	Dec. 31, 2022
Leases
2024	¥ 8,111
2025	5,029
2026	3,039
2027	1,943
2028	1,515
2029 and thereafter	5,467
Total lease payments	25,104
Less: interest	(3,673)
Present value of operating lease liabilities	¥ 21,431	¥ 22,666